Related Party Balances and Transactions (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2021	May 31, 2021	Apr. 30, 2023
Related Party Balances and Transactions (Details) [Line Items]
Purchased of equity interest	10.00%	10.00%	20.00%
Trading amount		$ 162,665
Related party amount	$ 40,775		$ 33,995
Dai Cheong Trading Inc. [Member]
Related Party Balances and Transactions (Details) [Line Items]
Purchased of equity interest		10.00%